Contingencies (Details)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Patent law-based claim	The Company is a party to various other legal proceedings, the outcome of which, in the opinion of management, will not have a significant adverse effect on the financial position, profitability or cash flows of the Company.